Securities Act Registration No. 033-96634
Investment Company Act Reg. No. 811-09094

SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

_________________

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	|X|
Pre-Effective Amendment No. ___	[ ]
Post-Effective Amendment No. 23	|X|
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	|X|

Amendment No. 24 |X|
(Check appropriate box or boxes.)

_________________

LEUTHOLD FUNDS, INC.
(Exact Name of Registrant as Specified in Charter)

100 North Sixth Street, Suite 412A
Minneapolis, Minnesota	55403
(Address of Principal Executive Offices)	(ZIP Code)

(612) 332-9141
(Registrant’s Telephone Number, including Area Code)

Copy to:
Steven C. Leuthold
Leuthold Weeden Capital Management, LLC	Richard L. Teigen
100 North Sixth Street	Foley & Lardner LLP
Suite 412A	777 East Wisconsin Avenue
Minneapolis, Minnesota 55403	Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective.

It is proposed that this filing become effective (check appropriate box):

[X]	immediately upon filing pursuant to paragraph (b)

[ ]	on (date) pursuant to paragraph (b)

[ ]	60 days after filing pursuant to paragraph (a)(1)

[ ]	on (date) pursuant to paragraph (a)(1)

[ ]	75 days after filing pursuant to paragraph (a)(2)

[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

        This submission is being made solely to obtain identifiers for the Leuthold Asset Allocation Fund — Institutional Class. The Institutional Class was added in Amendment No. 21 to the Registration Statement on Form N-1A of Leuthold Funds, Inc. (Securities Act Registration No. 033-96634 and Investment Company Act Registration No. 811-09094), which was filed on December 1, 2006. The identifiers for the Leuthold Asset Allocation Fund — Retail Class are Series S000012965 and Class C000035038. This submission is being made in accordance with the general procedures outlined in the Securities and Exchange Commission’s “Notice and FAQ’s re: Mandatory Series and Class (Contract) Identifiers.”

SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Registrant certifies that it meets all of the requirements for effectiveness of this Amended Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis and State of Minnesota on the 29th day of January, 2007.

LEUTHOLD FUNDS, INC.
(Registrant)
By: /s/ Steven C. Leuthold
Steven C. Leuthold, President

        Pursuant to the requirements of the Securities Act of 1933, this Amended Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Name	Title	Date
/s/ Steven C. Leuthold	President and Treasurer (Principal	January 11, 2007
Executive, Financial and
Steven C. Leuthold	Accounting Officer) and a Director
/s/ John S. Chipman	Director	January 12, 2007

John S. Chipman
/s/ Lawrence L. Horsch	Director	January 21, 2007

Lawrence L. Horsch
/s/ Paul M. Kelnberger	Director	January 29, 2007

Paul M. Kelnberger
/s/ Edward C. Favreau	Director	January 16, 2007

Edward C. Favreau